OMB APPROVAL

OMB Number: 3235-0570

January 31, 2014

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO.
811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

 (NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

Gweneth K. Gosselink	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 12/31/2013

ITEM 1. REPORTS TO UNITHOLDERS.

Iowa Public Agency Investment Trust

  www.IPAIT.org

Semi-Annual Financial Report

Diversified Portfolio

December 31, 2013

Iowa Public Agency Investment Trust

Trustees’ Report (unaudited)

To Iowa Public Agency Investment Trust Participants:

The Iowa Public Agency Investment Trust (IPAIT) is pleased to present this semi-annual report of IPAIT operations for the six-month period ended December 31, 2013.

The Federal Reserve kept interest rates at historical lows during 2013, maintaining the Fed Funds rate at 0-0.25 percent since December 16, 2008.  IPAIT fund yields continue to be impacted as a result of the relatively weak economic activity and sustained low interest rates.  This is an unprecedented trend but we feel we are closer to the end of the ultra-low yield environment than we are to the beginning of the trend.  There is more detail on the economic environment in the Investment Commentary from our registered investment advisor found later in this report.

The Diversified Portfolio balance as of December 31, 2013 was $458,174,841 compared to $494,742,322 on December 31, 2012.  The following pages of the basic financial statements provide detail on the activity of the portfolio over the past six months.

The IPAIT Board of Trustees is very pleased with the ongoing success of the IPAIT program and the benefits it provides Iowa cities, counties, municipal utilities, and other 28E entities it serves.  As always, we welcome any comments or suggestions that you may have, and appreciate the opportunity to support our local communities.

Sincerely,

Craig Hall, Chair

Board of Trustees

Iowa Public Agency Investment Trust

Investment Commentary (unaudited)

Our Economy

With the turn of the calendar we are cautiously optimistic that 2014 could see better domestic growth and less fiscal drama.  While the Fed remains a pivotal player in markets, the beginning of taper signals a desire to step back and let markets make their own way.  Assuming the Fed has correctly read the tea leaves, there may be fewer headwinds and stronger tailwinds to growth moving forward.

Third quarter GDP grew 4.1%, lifted by higher consumer spending and strong business inventory build.  This strength continued into the fourth quarter as reflected in strong ISM manufacturing and service activity despite a tepid holiday sales season.  Higher consumer confidence levels have been fueled by rising stock prices and housing prices, and bode well for spending in 2014.  But there are potential obstacles.

Home prices have enjoyed a steady climb recently, but the pace of the housing market recovery may be slowing as speculators find financing somewhat more expensive.  Equity prices are susceptible to a decline in corporate profit expectations as well as the eventual withdrawal of Fed support.  We will reach the debt ceiling again in the first quarter, requiring more public debate about spending priorities and revenue challenges.  Europe’s exit from recession could be overshadowed by the challenge of crafting a single, common regulator of the area’s sovereign banks.  So the sailing isn’t clear just yet.

The big story of the period was the Fed’s decision in December to begin the taper of asset purchases after passing on the opportunity in September.  While domestic growth may have been sufficiently encouraging, the Fed emphasized the expectation that rates will remain low well beyond the decline of the unemployment rate past the 6.5 percent threshold.  This effectively disconnected expectations for rising fed funds rates from the tapering activity.  On another note, there has been some question about the Fed’s ability to manage short term rates as their balance sheet has grown relative to economic activity.  The expanded testing of the new Fixed Rate Full Allotment reverse repo program has demonstrated an ability to set short rates and may become an important policy tool, possibly eclipsing the fed funds target rate.

Money Market Funds

Short rates remain anchored by the Fed despite the beginning of tapering.  Lower Treasury supply coupled with aggressive rates from the Fed’s repo program have kept a lid on overnight rates.  Higher bank capital requirements may reduce the supply of repo to money market investors, further pressuring short term interest rates.  While some banks have enjoyed growth in loan demand, the availability of CDs for investment has also been spotty.

Another government showdown around the debt ceiling or disruption in global markets could create a ripple in short rates, but rates will not shift materially higher until the Fed is confident in future growth prospects.  Until then, we remain diligent in pursuing yield opportunities within our strong risk management framework.  We look forward to new challenges and changing markets in 2014.

Laurie Mardis, CFA

Miles Capital, Inc.

Iowa Public Agency Investment Trust - Diversified Portfolio

Management’s Discussion & Analysis (unaudited)

This section of the IPAIT Diversified Portfolio’s semi-annual Financial Report presents management’s discussion and analysis of the financial position and results of operations during the six-month periods ended December 31, 2013 and December 31, 2012.  This information is being presented to provide additional information regarding the activities of IPAIT, pursuant to the requirements of Governmental Accounting Standards Board Statement No. 34, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments, Statement No. 37, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments: Omnibus, and Statement No. 38, Certain Financial Statement Note Disclosures (Statements Nos. 34, 37, and 38).  This discussion and analysis should be read in conjunction with the Financial Statements and the accompanying notes.

OVERVIEW OF THE FINANCIAL STATEMENTS

The Management’s Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT’s Diversified Portfolio.  The following components comprise the financial statements:  1) Schedule of Investments, 2) Statement of Net Position, 3) Statements of Operations, 4) Statements of Changes in Net position, and 5) Notes to Financial Statements.

•

The Schedule of Investments lists each security held by the portfolio as of December 31.

•

The Statement of Net Position shows the financial position (assets and liabilities) of the portfolio as of December 31.

•

The Statements of Operations display the results of operations (income and expenses) of the portfolio for the six-month periods ended December 31, 2013 and December 31, 2012.

•

The Statements of Changes in Net Position display the results of additions (net investment income, unit sales, and reinvestments) and deductions (dividends and unit redemptions) of the portfolio for the six-month periods ended December 31, 2013 and December 31, 2012.

•

The Notes to Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolio.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL ANALYSIS

Year-over-year changes in most financial statement amounts reported in IPAIT’s Diversified Portfolio are most significantly impacted by the level of average net position (which fluctuates based on the overall levels of participant/unitholder invested balances).  Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year-over-year variances in the amount of investment income earned by the portfolio.  The Federal Reserve’s Federal Open Market Committee has not changed the Fed Funds target rate from a range of zero to 0.25 percent set on December 16, 2008.

Iowa Public Agency Investment Trust - Diversified Portfolio

Management’s Discussion & Analysis (unaudited) (continued)

Condensed financial information and variance explanations for the six-month period ended December 31, 2013, as compared to the same period ended December 31, 2012, follow.

	December 31,	Percent	December 31,
Net Position	2013	Change	2012
Total investments	$ 458,114,690	-7%	$ 494,347,552
Excess of other assets over total liabilities	60,151	-85%	394,770
Net position held in trust for pool participants	458,174,841	-7%	494,742,322

Average net position	$ 438,491,993	-14%	$ 507,445,338

Total investments and net position both decreased 7 percent comparing December 31, 2013 and December 31, 2012 amounts.  During the six-month period ended December 31, 2013, average net position decreased 14 percent to $438,491,993 from average net position of $507,445,338 during the same period in the prior year.

	December 31,	Percent	December 31,
Change in Net Position for the periods ended	2013	Change	2012
Investment Income	$ 285,875	-49%	$ 560,908
Total Net Expenses	(263,722)	-51%	(535,066)
Dividends to unitholders from net investment income	(22,153)	-14%	(25,842)
Net increase (decrease) in net position	2,477,526	105%	(47,580,337)

Net position at beginning of period	455,697,315	-16%	542,322,659

Net position at end of period	$ 458,174,841	-7%	$ 494,742,322

Investment income decreased 49 percent and dividends to unitholders from net investment income decreased 14 percent during the six-month period ended December 31, 2013 as compared to the same period in the prior year.  Total net expenses are derived based on the net position held by the Fund.  These expenses decreased 51 percent during the six-month period ended December 31, 2013 as compared to the same period in the prior year due to lower average net position and increased fee waivers.

Iowa Public Agency Investment Trust - Diversified Portfolio

Management’s Discussion & Analysis (unaudited) (continued)

Condensed financial information and variance explanations for the six-month period ended December 31, 2012, as compared to the same period ended December 31, 2011, follow.

	December 31,	Percent	December 31,
Net Position	2012	Change	2011
Total investments	$ 494,347,552	-6%	$ 526,042,884
Excess of other assets over total liabilities	394,770	-19%	485,166
Net position held in trust for pool participants	494,742,322	-6%	526,528,050

Average net position	$ 507,445,338	-1%	$ 513,647,926

Total investments and net position both decreased 6 percent comparing December 31, 2012 and December 31, 2011 amounts.  During the six-month period ended December 31, 2012, average net position decreased 1 percent to $507,445,338 from average net position of $513,647,926 during the same period in the prior year.

	December 31,	Percent	December 31,
Change in Net Position for the periods ended	2012	Change	2011
Investment Income	$ 560,908	41%	$ 398,835
Total Net Expenses	(535,066)	53%	(349,082)
Dividends to unitholders from net investment income	(25,842)	-48%	(49,753)
Net (decrease) increase in net position	(47,580,337)	-1995%	2,511,060

Net position at beginning of period	542,322,659	3%	524,016,990

Net position at end of period	$ 494,742,322	-6%	$ 526,528,050

Investment income increased 41 percent and dividends to unitholders from net investment income decreased 48 percent during the six-month period ended December 31, 2012 as compared to the same period in the prior year.  Total expenses are derived based on the net position held by the Fund.  These expenses increased 53 percent during the six-month period ended December 31, 2012 as compared to the same period in the prior year due to lower fee waivers.

CONTACTING THE PORTFOLIO’S FINANCIAL MANAGEMENT

This financial report is designed to provide IPAIT participants and prospective investors with a general overview of the Fund’s finances and to demonstrate the Fund’s accountability for the resources it receives and manages.  If you have questions about the report or need additional financial information, contact IPAIT at 800-872-4024 or visit the website at IPAIT.org.

Iowa Public Agency Investment Trust - Diversified Portfolio
Schedule of Investments (unaudited)
December 31, 2013

		Yield at
Par		Time of
Value	Description	Purchase	Due Date	Amortized Cost

DISCOUNTED GOVERNMENT SECURITIES -- 1.09%
$ 5,000,000	Federal Home Loan Bank Discount Note	0.18%	03/21/14	$ 4,998,025
	Total (cost -- $4,998,025)			4,998,025

COUPON SECURITIES -- 39.18%
$ 13,000,000	Federal Home Loan Bank, 0.10%	0.15%	01/06/14	$ 12,999,905
9,500,000	Federal Home Loan Bank, 0.26%	0.17%	01/23/14	9,500,522
13,000,000	Federal Farm Credit Bank, Variable Rate	0.39%	02/10/14	13,000,000
3,000,000	Federal Farm Credit Bank, Variable Rate	0.23%	02/24/14	3,000,159
3,600,000	Federal Farm Credit Bank, Variable Rate	0.22%	03/06/14	3,601,150
14,200,000	Federal Farm Credit Bank, Variable Rate	0.14%	03/11/14	14,200,257
11,750,000	Federal Farm Credit Bank, Variable Rate	0.19%	03/26/14	11,750,541
2,000,000	Federal Farm Credit Bank, Variable Rate	0.14%	04/01/14	2,000,050
3,500,000	Federal Home Loan Bank, 0.17%	0.10%	04/25/14	3,500,812
8,415,000	Federal Farm Credit Bank, Variable Rate	0.17%	05/12/14	8,414,848
4,555,000	Federal Home Loan Bank, 1.38%	0.11%	05/28/14	4,578,396
9,100,000	Federal Farm Credit Bank, Variable Rate	0.23%	06/11/14	9,100,821
13,000,000	Federal Home Loan Bank, 0.38%	0.21%	06/12/14	13,009,332
8,000,000	Federal Home Loan Bank, 0.20%	0.12%	06/19/14	8,003,107
12,000,000	Federal National Mortgage Association, Variable Rate	0.17%	06/23/14	12,010,932
7,200,000	Federal National Mortgage Association, Variable Rate	0.17%	06/23/14	7,206,575
9,000,000	Federal National Mortgage Association, Variable Rate	0.17%	06/23/14	9,008,209
9,500,000	Federal Home Loan Bank, 0.18%	0.18%	08/05/14	9,500,151
15,000,000	Federal Home Loan Bank, 0.17%	0.17%	08/08/14	14,999,780
5,000,000	Federal Home Loan Bank, 0.21%	0.17%	11/07/14	5,001,579
5,000,000	Federal National Mortgage Association, 2.63%	0.19%	11/20/14	5,107,539
	Total (cost -- $179,494,665)			179,494,665

CERTIFICATES OF DEPOSIT -- 3.83%
$ 1,014,326	Maquoketa State Bank-Maquoketa CD	0.45%	01/20/14	$ 1,014,326
247,272	NXT Bank-Central City CD	0.55%	01/27/14	247,272
2,020,605	Freedom Financial Bank-West Des Moines CD	0.50%	02/07/14	2,020,605
1,500,000	American State Bank-Sioux Center CD	0.30%	03/11/14	1,500,000
1,003,018	Northwest Bank-Spencer CD	0.25%	03/20/14	1,003,018
2,005,768	Northwest Bank-Spencer CD	0.25%	03/20/14	2,005,768
246,740	Great Western Bank-West Des Moines Bank CD	0.25%	03/26/14	246,740
1,000,000	Peoples Bank-Rock Valley CD	0.36%	04/25/14	1,000,000
1,000,000	Maquoketa State Bank-Maquoketa CD	0.21%	05/20/14	1,000,000
1,500,000	Treynor State Bank-Treynor CDARS	0.16%	06/05/14	1,500,000
1,000,000	Treynor State Bank-Treynor CDARS	0.16%	06/12/14	1,000,000
5,000,000	Treynor State Bank-Treynor CDARS	0.16%	06/26/14	5,000,000
	Total (cost -- $17,537,729)			17,537,729

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust - Diversified Portfolio
Schedule of Investments (unaudited) (continued)
December 31, 2013

		Yield at
Par		Time of
Value	Description	Purchase	Due Date	Amortized Cost

DEPOSIT ACCOUNTS -- 5.98%
245,000	Boone Bank and Trust-Boone	0.15%		245,000
245,000	Central State Bank-State Center	1.00%		245,000
245,000	Citizens State Bank-Pocahontas	0.40%		245,000
248,744	Community Bank-Oelwein	0.50%		248,744
247,153	Community Savings Bank-Manchester	0.52%		247,153
245,000	Northwest Bank-Spencer	0.40%		245,000
2,250,000	Northwest Bank-Spencer	0.40%		2,250,000
1,000,000	Treynor State Bank-Treynor	0.25%		1,000,000
2,659,172	Wells Fargo Public Fund Deposit Account	0.14%		2,659,172
5,003,887	Wells Fargo Public Fund Savings Account	0.15%		5,003,887
15,012,315	Wells Fargo Public Fund Savings Account (SC)	0.30%		15,012,315
	Total (cost -- $27,401,271)			27,401,271

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 49.92%
153,683,000	South Street Securities, LLC	0.01%	01/02/14	153,683,000
75,000,000	Wells Fargo Bank, N.A.	0.02%	01/02/14	75,000,000
	Total (cost -- $228,683,000)			228,683,000

TOTAL INVESTMENTS (cost -- $458,114,690) -- 100.00%				$ 458,114,690

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust - Diversified Portfolio
Statement of Net Position (unaudited)
December 31, 2013

ASSETS

Investments in securities at amortized cost:
Discounted Government Securities	$ 4,998,025
Coupon Securities	179,494,665
Certificates of Deposit	17,537,729
Other Investments	27,401,271
Repurchase Agreements	228,683,000
Total investments in securities	458,114,690

Cash	942
Interest Receivable	103,601
Total assets	458,219,233

LIABILITIES

Investment advisory, administrative,
and program support fees payable	23,488
Custody fees payable	3,249
Distribution fees payable	8,123
Other fees and expenses payable	5,718
Dividends payable	3,814
Total liabilities	44,392

NET POSITION HELD IN TRUST FOR POOL PARTICIPANTS	$ 458,174,841

Units of beneficial interest outstanding	458,174,841

Net asset value - offering and redemption price per share	$ 1.00

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust - Diversified Portfolio
Statements of Operations (unaudited)
For the Six Months ended December 31,

	2013	2012
INVESTMENT INCOME
Interest	$ 285,875	$ 560,908

EXPENSES
Investment advisory, administrative,
and program support fees	480,484	546,529
Custody fees	66,315	76,743
Distribution fees	165,786	191,856
Other fees and expenses	55,262	63,952
Total expenses	767,847	879,080
Less: Expenses voluntarily reduced/waived
Investment advisory, administrative,
and program support fees	(325,024)	(213,472)
Custody fees	(44,855)	(29,971)
Distribution fees	(112,141)	(74,916)
Other fees and expenses	(22,105)	(25,655)
Total expenses voluntarily reduced/waived	(504,125)	(344,014)
Net expenses	263,722	535,066

NET INVESTMENT INCOME	$ 22,153	$ 25,842

Statements of Changes in Net Position (unaudited)
For the Six Months ended December 31,

	2013	2012
ADDITIONS
From investment activities:
Net investment income	$ 22,153	$ 25,842
From unit transactions:
(at constant net asset value of $1 per unit)
Units sold	421,866,115	367,809,467
Units issued in reinvestment of dividends
from net investment income	21,274	26,029
Total additions	421,909,542	367,861,338

DEDUCTIONS
Dividends to unitholders from:
Net investment income	(22,153)	(25,842)

From unit transactions:
Units redeemed	(419,409,863)	(415,415,833)
Total deductions	(419,432,016)	(415,441,675)

Net increase in net position	2,477,526	(47,580,337)

Net position held in trust for pool participants at beginning of period	455,697,315	542,322,659

Net position held in trust for pool participants at end of period	$ 458,174,841	$ 494,742,322

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust - Diversified Portfolio

Notes to Financial Statements (unaudited)

(1)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest monies pursuant to a joint investment agreement.  IPAIT is registered under the Investment Company Act of 1940 as required by Iowa Statute and files reports with the Securities and Exchange Commission under Regulation S-X.  IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987.  The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, May 1, 1993, and again on September 1, 2005.  The accompanying financial statements include activities of the Diversified Portfolio.  The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law.  Wells Fargo Bank, N.A. (Wells Fargo) serves as the Custodian, and Miles Capital, Inc. (Miles Capital) serves as the Investment Adviser, Administrator, and Program Support Provider.

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the year.  Actual results could differ from those estimates.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and adheres to policies which attempt to mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures.  IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

INVESTMENTS IN SECURITIES

The Diversified Portfolio consists of cash and short-term investments valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.  This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on the interest method.  Investment policies are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date.  Interest income, including the accretion of discount and amortization of premium, is accrued daily as earned.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12B of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT’s custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT’s policy that the underlying collateral securities value exceeds the principal amount of the repurchase transaction, including accrued interest at all times.  If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited.  At December 31, 2013 and 2012, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a fair value of $233,256,661 and of $298,882,441, respectively.

Certificates of Deposit and Deposit Accounts up to $250,000 are insured by the Federal Depository Insurance Company (FDIC).  For public funds deposited in Iowa financial institutions in excess of the FDIC insurance, the local financial institution must comply with Iowa Code Section 12c.22 to insure appropriate collateralization.  As of December 31, 2013, public funds invested in Certificates of Deposit and Public Fund Deposit Accounts not covered by FDIC insurance were $33,964,092.  Public funds not covered by FDIC or collateralization are covered by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Iowa Public Agency Investment Trust - Diversified Portfolio

Notes to Financial Statements (unaudited) (continued)

CDARS, the Certificate of Deposit Account Registry Service, is a network of banks offering Certificates of Deposit below the standard FDIC insurance maximum so that principal and interest are eligible for full FDIC insurance.  As of December 31, 2013, the portfolio held $7,500,000 in the CDARS program.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities in the Diversified Portfolio held securities whose S&P credit ratings were 40.3 percent AA+, 9.8 percent not rated (representing all Certificates of Deposit and Deposit Accounts from Iowa financial institutions) and 49.9 percent NA.  Securities which carry an NA rating are securities issued by government-sponsored entities which are deemed to carry the equivalent of A1+/P1 ratings by the IPAIT Board of Trustees or are repurchase agreements as defined above.

Management attempts to limit the Diversified Portfolio’s exposure to interest rate risk and believes this is addressed by the fact that securities are limited under Rule 2a-7 as well as by investment policy and statute to investments of high quality with durations not to exceed 397 days.  Hence it is not expected that any significant change in market interest rates would present long-term risk to the Diversified Portfolio.

UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS

IPAIT determines the net asset value of the Diversified Portfolio daily.  Units are issued and redeemed daily at the daily net asset value.  Dividends from net investment income are declared daily and distributed monthly.

INCOME TAXES

IPAIT is exempt from both state and federal income taxes pursuant to Section 115 of the Internal Revenue Code.

FEES AND EXPENSES

Under separate agreements with IPAIT, Miles Capital and Wells Fargo are paid an annual fee for operating the investment program.  Effective March 15, 2010, Miles, Wells Fargo, and the public agency associations agreed to waive fees in order for the Diversified Portfolio to pay a net yield no lower than 0.0775 percent to participants.  On April 06, 2010, Miles, Wells Fargo, and the public agency associations agreed to waive fees in order for the Diversified Portfolio to pay a net yield no lower than 0.05 percent to participants.  On July 7, 2011, Miles, Wells Fargo, and the public agency associations agreed to waive fees in order for the Diversified Portfolio to pay a net yield no lower than 0.01 percent to participants.  The total fee may vary each day based on the gross yield earned.  These waivers are voluntary and may end at any time.

Miles Capital receives 0.190 percent of the average daily net position value up to $150 million, 0.160 percent from $150 to $250 million, and 0.130 percent exceeding $250 million for investment adviser and administrative fees.  In addition, Miles Capital receives 0.060 percent of the average daily net position value for program support fees.  For the six-month periods ended December 31, 2013 and 2012, the Diversified Portfolio paid $155,460 and $333,057, respectively, to Miles Capital for services provided net of waivers.  During the six-months ended December 31, 2013, on various and multiple days, Miles Capital voluntarily waived a portion of the fees.  Future waivers may not be required and are determined on market yields and other market considerations.

Wells Fargo receives 0.030 percent of the average daily net position value of the portfolio for custody fees.  For the six-month periods ended December 31, 2013 and 2012, the Diversified Portfolio paid $21,460 and $46,772, respectively, to Wells Fargo for services provided net of waivers.  During the six-months ended December 31, 2013, on various and multiple days, Wells Fargo voluntarily waived a portion of the fees.  Future waivers may not be required and are determined on market yields and other market considerations.

Under a distribution plan the public agency associations collectively receive an annual fee of 0.075 percent of the average daily net position value for sponsorship fees.  For the six-month periods ended December 31, 2013 and 2012, the Diversified Portfolio paid $37,679 and $87,374 to the Iowa League of Cities, $11,392 and $19,071 to the Iowa State Association of Counties, and $4,574 and $10,495 to the Iowa Association of Municipal Utilities, respectively, net of waivers.  During the six-months ended December 31, 2013, on various and multiple days, the public agency associations voluntarily waived a portion of the fees.  Future waivers may not be required and are determined on market yields and other market considerations.

Iowa Public Agency Investment Trust - Diversified Portfolio

Notes to Financial Statements (unaudited) (continued)

IPAIT is responsible for other fees and expenses incurred directly by IPAIT.  The other fees and expenses accrual is 0.025 percent of the average daily net asset value, and totaled $33,157 and $38,297 for the six-month periods ended December 31, 2013 and 2012, respectively, net of waivers.  During the six-months ended December 31, 2013, on various and multiple days, the Diversified Portfolio voluntarily waived a portion of the other fees and expense accrual.  Future waivers may not be required and are determined on market yields and other market considerations.  All fees are computed daily and paid monthly.

FAIR VALUE MEASUREMENT

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  ASC 820 also establishes a framework for measuring fair value in U.S. generally accepted accounting principles, and requires disclosures about fair value measurements.  As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy, which prioritizes the inputs used in measuring fair values.  The hierarchy gives the highest priority to Level 1 measurements and the lowest priority to Level 3 measurements.  These inputs are summarized into three broad levels as described below:

Level 1 –

quoted prices in active markets for identical securities;

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or

Level 3 –

significant unobservable inputs (including IPAIT’s own assumptions in determining the fair value of investments.)

Securities in the Diversified Portfolio are valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940. These approximate fair values are all considered level 2 valuations. There were no transfers between fair value hierarchy levels during the periods ended December 31, 2013 or 2012.

(2)

SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio aggregated $24,859,197,951 and $38,947,206,022 for the six-month periods ended December 31, 2013 and 2012, respectively.  Proceeds from the maturity and sale of securities for the Diversified Portfolio aggregated $24,869,059,165 and $39,006,682,377 for the six-month periods ended December 31, 2013 and 2012, respectively.

Iowa Public Agency Investment Trust - Diversified Portfolio
Financial Highlights (unaudited)

Selected Data for Each Unit of Portfolio Outstanding

	Six Months Ended December 31, 2013		Year Ended June 30,
	(unaudited)		2013	2012	2011	2010	2009

Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Net Investment Income	0.0001		0.0001	0.0002	0.0006	0.0013	0.0101

Dividends Distributed	(0.0001)		(0.0001)	(0.0002)	(0.0006)	(0.0013)	(0.0101)

Net Asset Value, End of Period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Total Return	0.01%	*	0.01%	0.02%	0.06%	0.13%	1.10%

Ratio of Expenses to Average
Net Position, After Waivers	0.12%	**	0.18%	0.16%	0.23%	0.33%	0.35%

Ratio of Net Investment Income to
Average Net Position, After Waivers	0.01%	**	0.01%	0.02%	0.06%	0.13%	1.01%

Ratio of Expenses to Average
Net Position, Before Waivers	0.35%	**	0.34%	0.34%	0.35%	0.34%	0.35%

Ratio of Net Investment Income to
Average Net Position, Before Waivers	(0.22%)	**	(0.15%)	(0.16%)	(0.06%)	0.12%	1.01%

Net Position, End of Period (000 Omitted)	$458,175		$455,697	$542,323	$524,017	$435,708	$481,403

* Not Annualized

** Annualized

Iowa Public Agency Investment Trust

Additional Information

December 31, 2013 (unaudited)

FUND EXPENSES

It is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses. Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net position. This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013. The table illustrates your fund’s costs in two ways:

1. Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

2. Based on hypothetical 5 percent return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee. The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund Information Statement.

Iowa Public Agency Investment Trust
Additional Information (unaudited) (continued)
December 31, 2013

FEES AND EXPENSES

All fees are calculated by basis points per net position.

Entity	Fee Type	Fee
Miles Capital, Inc.	Adviser	0.090% up to $150MM;
		0.070% on $150 - $250MM;
		0.055% on assets exceeding $250MM
Miles Capital, Inc.	Administrator	0.100% up to $150MM;
		0.090% on $150 - $250MM;
		0.075% on assets exceeding $250MM
Miles Capital, Inc.	Program Support	0.060%
Sponsoring Associations [1]	Sponsoring Associations	0.075%
Wells Fargo	Custody	0.030%
Administration Fund	Other fees & expenses	0.025%

[1] Includes Iowa League of Cities, Iowa State Association of Counties, Iowa Association of Municipal Utilities

For IPAIT to maintain a positive net yield, during the six-month period ended December 31, 2013, fee waivers have been required.  All service providers and sponsoring associations have waived a portion of the fee noted in the table above.  For the six-month period ended December 31, 2013, actual expense ratio after fee waivers for the IPAIT Diversified portfolio was 0.119 percent of average net position based on a sliding fee scale.

Actual:
For the six-month period ended December 31, 2013, the following actual expenses were incurred by the Fund:

Diversified
Portfolio
Adviser	$ 125,928
Administrator	29,532
Program Support	-
Distribution	53,645
Custody	21,460
Other fees and expenses	33,157
Total	$ 263,722

Iowa Public Agency Investment Trust

Additional Information (unaudited) (continued)

December 31, 2013

STATEMENT OF ADDITIONAL INFORMATION

The SAI has additional information about the Funds and is available without charge, upon request, by calling 800-872-4024.

SCHEDULE OF PORTFOLIO HOLDINGS

A schedule of portfolio holdings is posted every month on the IPAIT website. It is also filed with the SEC for the first and third quarters on Form N-Q.  The portfolio holdings for the second and fourth quarter are available in the semi-annual and annual reports. SEC filings are available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section / SEC / Washington DC / 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024 or at IPAIT.org.

PROXY VOTING

The SEC requires an annual report of the proxy voting record (Form N-PX) on the securities held by the Trust.  Because the investments allowable under Iowa law restrict the investment for IPAIT to securities to which proxy voting does not apply, IPAIT does not have a proxy voting policy and will report no proxy votes on the Form N-PX.  The law requires the filing of the Form N-PX, and this disclosure, even though the Form N-PX will contain no votes.  Form N-PX is available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section SEC / Washington / DC / 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024.

OTHER INFORMATION

Units of IPAIT’s Diversified Portfolio are not insured by the FDIC or the U.S. Government.  Investment products involve investment risk, including the possible loss of principal.  Past performance is not predictive of future results, and the composition of the Fund’s portfolio is subject to change.

PARTICIPANT MEETING RESULTS

On August 28, 2013, a participant meeting was held at the Iowa Association of Municipal Utilities in Ankeny, Iowa for election of trustees, amendment of investment policy to allow for investments in deposit accounts and the selection of auditors. The proposals were approved by the participants:

YES

NO

ABSTAIN

Trustee election:

100%

NA

  NA

Amendment of investment policy:

99.1%

NA

0.90%

Selection of Auditors:

98.97%

NA

1.03%

Iowa Public Agency Investment Trust

Approval of the Renewal of the Investment

Management Agreement by the Board of Trustees

Every year the Board considers continuation of IPAIT’s Investment Management Agreement (and every three years the Board considers the renewal of the Agreement) and throughout each year, reviews and evaluates the performance of and services provided by Miles Capital, Inc. (“Investment Adviser”). The Board assesses the nature, scope and quality of the services provided by the personnel of the Investment Adviser and its affiliates, including administrative services, and compliance with legal and regulatory requirements. The Board also receives and assesses information regarding the services provided by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided.  Among the matters considered throughout the year  are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates, such as fees for marketing and distribution; (b) overall operating expenses; (c) the resources devoted to and compliance reports relating to the investment objective, policies and restrictions, and compliance with the Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of any non-investment management services provided by the Investment Adviser and its affiliates.

The Board considered the renewal of the Investment Management Agreement at the August 22, 2012 meeting. In the period prior to and at the Board meetings, the Board considered a wide range of information provided by the Adviser and the Board requested and received materials specifically relating to IPAIT, the Investment Management Agreement and the Adviser.  These materials included among other things (a) information on the investment performance of IPAIT compared to a similar group of money market funds and public programs; (b) information on fees and expenses of other funds of similar asset size; (c) sales and redemption data; (d) a discussion by the Investment Adviser management team regarding their experience, investment strategies and outlook; and (e) information on the profitability to the Investment Adviser. The Board of Trustees considered all factors deemed to be relevant to IPAIT and considered:

▪

the experience of the Investment Adviser and IPAIT’s day-to-day management, including the portfolio managers;

▪

the Investment Adviser and its personnel (including particularly those personnel with responsibilities for providing services to IPAIT), resources and investment process;

▪

the current financial status of the Investment Adviser, as well as future projections;

▪

the nature, extent and quality of the services that the Investment Adviser has been providing to IPAIT;

▪

the investment performance of IPAIT and the Investment Adviser over various periods;

▪

the advisory fee rate payable to the Investment Adviser by IPAIT and by other client accounts managed by the Investment Adviser, as well as fee waivers for the fund;

▪

the total expense ratio of IPAIT and of similar funds managed by other advisers;

▪

compensation payable by IPAIT to the Investment Adviser for other services;

▪

the profitability of the Adviser Agreement;

▪

economies of scale would continue to be realized from the fee structure as IPAIT grows.

The Board considered the level and depth of knowledge of the Investment Adviser.  In evaluating the quality of services provided by the Investment Adviser, the Board took into account its familiarity with the Investment Adviser's management through board meetings, conversations and reports.  In evaluating the quality of services provided by the Investment Adviser, the Board took into account its familiarity with the Investment Adviser’s management through their long relationship, committee meetings, quarterly board meetings, routine conversations, and reports.

Iowa Public Agency Investment Trust

Approval of the Renewal of the Investment

Management Agreement by the Board of Trustees (continued)

The Board noted that at that meetings they had received and reviewed a variety of information and data about the Investment Adviser and IPAIT and compared the advisory fees and total expense ratio of IPAIT to other comparable funds in approving the continuation of the Advisory Agreement. The comparative data and the updated data provided by the Investment Adviser assisted the Board in assessing the fairness and reasonableness of advisory fee to be paid under the Advisory Agreement as well as the total estimated expenses to be paid (including fee waivers). This data indicated that the advisory fees were comparable with IPAIT peers and that the total expenses were about average with similar funds. The Board also noted that the fees paid under the Adviser Agreement were subject to breakpoints.

In considering the continuation of the Advisory Agreement, the Board, which is entirely comprised of independent and disinterested Trustees, did not identify any single factor as controlling.  Based on the Board's evaluation of all factors that it deemed to be relevant, the Board, concluded that the Investment Adviser had demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the Advisory Agreement; the costs of services to be provided and profits to be realized by the Investment Adviser are average in comparison to those of investment advisers of comparable funds; and the advisory fee is fair and reasonable, given the nature, extent and quality of the services to be rendered by the Investment Adviser. Noting that the realization of economies of scale would be reflected by the breakpoints in the advisory fee schedule the Board concluded that the IPAIT participants benefit from economies of scale as the Fund grows.

After carefully reviewing all of these factors, the Board approved the renewal of the Adviser Agreement. Unless terminated sooner, the renewed agreement will continue until December 31, 2015.

Iowa Public Agency Investment Trust

Board of Trustees (unaudited)

Craig Hall

Greg Fritz

Manager, Brooklyn Municipal Utility

Chief Executive Officer, NIMECA

Chair and Trustee

Trustee

Brent Hinson

Andrew Lent

City Administrator, City of Washington

City Administrator/Clerk, City of Carlisle

Vice Chair and Trustee

Trustee

Richard Heidloff

Craig Anderson

Treasurer, Lyon County

Supervisor, Plymouth County

Second Vice Chair and Trustee

Trustee

Paula Meyer

Troy DeJoode

Accounting Manager and Treasurer,

Executive Director, Iowa Association

West Des Moines Water Works

of Municipal Utilities

Trustee

Ex-Officio Member and Secretary

Michelle Weidner

Alan Kemp

Chief Financial Officer, City of Waterloo

Executive Director, Iowa League of Cities

Trustee

Ex-Officio Member and Assistant Secretary

Dianne Kiefer

William Peterson

Treasurer, Wapello County

Executive Director, Iowa State Association

Trustee

of Counties

Ex-Officio Member, Treasurer

The trustees and officers are not compensated for Board Service.

Expenses incurred in attending meetings are paid by the Trust.

Service Providers

Administrator-Investment

Custodian:

Adviser-Program Support:

Wells Fargo Bank, N.A.

Miles Capital, Inc.

625 Marquette Avenue, 11th Floor

1415 28th Street, Suite 200

Minneapolis, MN 55479

West Des Moines, IA 50266-1461

Independent Registered

Legal Counsel:

Public Accounting Firm:

Ahlers & Cooney, P.C.

KPMG LLP

100 Court Avenue, Suite 600

2500 Ruan Center

Des Moines, IA 50309

Des Moines, IA 50309

IOWA PUBLIC AGENCY INVESTMENT TRUST

www.IPAIT.org

1415 28th Street, Suite 200

West Des Moines, IA 50266-1461

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) NA

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE IOWA PUBLIC AGENCY INVESTMENT TRUST CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Dianne Kiefer is the independent director named as the audit committee financial expert. Kiefer has an Accounting degree from Buena Vista University and has served as County Treasurer of Wapello County since October 1986.

ITEM 4. Principal Accountant Fees and Services

(a)Not Applicable.

(D)NOT APPLICABLE.

(E)NOT APPLICABLE.

(F)NOT APPLICABLE.

(G)NOT APPLICABLE.

(H)NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. Not Applicable.

ITEM 10.NOT APPPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF FEBRUARY 25, 2014, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY  AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT,  THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Craig Hall, Chair and Trustee

Date: February 25, 2014

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

David W. Miles, Chief Executive Officer, February 25, 2014

Amy M. Mitchell, Chief Financial Officer, February 25, 2014